Contingency and Capital Commitments (Tables)	12 Months Ended
Mar. 31, 2022
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Nominal Amounts of Undrawn Loan Commitments and Financial Guarantees and Other Credit-Related Contingent Liabilities
The table below shows the nominal amounts of undrawn loan commitments, and financial guarantees and other credit-related contingent liabilities at March 31, 2022 and 2021.

	At March 31,
	2022	2021

	(In millions)
Loan commitments	¥73,246,384	¥71,677,806
Financial guarantees and other credit-related contingent liabilities	11,722,240	9,872,696

Total	¥84,968,624	¥81,550,502